Investments in Associates - Summary of Significant Investments in Associates (Parenthetical) (Detail) - CAD ($) $ in Millions	6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Apr. 30, 2019
Disclosure of associates [line items]
Undistributed retained earnings	$ 66	$ 61	$ 61	$ 63
Canadian tires financial services business [member]
Disclosure of associates [line items]
Option to sell maximum additional equity interest within the next 10 years	29.00%
Period of option to sell back equity interest after ten years	6 months
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Investments in associates based on quoted Stock Exchange price on Shanghai	$ 856	$ 1,056	$ 1,021